Intangible assets - Narrative (Details) € in Millions	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill	€ (1,478)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill | Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Increase (decrease) through transfers, intangible assets and goodwill	€ (1,178)